Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2015	2014	2013
Current income tax expense:
Puerto Rico	$16,675	$7,814	$27,118
Federal and States	7,281	6,953	10,309
Subtotal	23,956	14,767	37,427
Deferred income tax expense (benefit):
Puerto Rico	63,808	12,569	(90,796)
Federal and States	(582,936)	2,861	(491)
Valuation allowance - Initial recognition	-	8,034	-
Adjustment for enacted changes in income tax laws	-	20,048	(197,467)
Subtotal	(519,128)	43,512	(288,754)
Total income tax expense (benefit)	$(495,172)	$58,279	$(251,327)

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
(In thousands)	December 31, 2015	December 31, 2014
Deferred tax assets:
Tax credits available for carryforward	$13,651	$12,056
Net operating loss and other carryforward available	1,262,197	1,261,413
Postretirement and pension benefits	116,036	110,794
Deferred loan origination fees	6,420	7,720
Allowance for loan losses	670,592	710,666
Deferred gains	5,966	7,500
Accelerated depreciation	8,335	7,915
Intercompany deferred gains	2,743	2,988
Difference in outside basis from pass-through entities	12,684	16,094
Other temporary differences	29,208	30,667
Total gross deferred tax assets	2,127,832	2,167,813
Deferred tax liabilities:
FDIC-assisted transaction	90,778	81,335
Indefinite-lived intangibles	63,573	53,797
Unrealized net gain on trading and available-for-sale securities	22,281	20,817
Other temporary differences	6,670	20,223
Total gross deferred tax liabilities	183,302	176,172
Valuation allowance	642,727	1,212,748
Net deferred tax asset	$1,301,803	$778,893

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2018	$1,369
2019	259
2021	76
2022	2,853
2023	1,248
2024	9,547
2025	14,021
2027	63,163
2028	504,976
2029	174,338
2030	171,897
2031	133,908
2032	25,043
2033	1,757
2034	66,268
$1,170,723

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2014	$9.8
Additions for tax positions related to 2014	1.1
Reduction as a result of lapse of statute of limitations	(2.5)
Reduction for tax positions of prior years	(0.4)
Balance at December 31, 2014	$8.0
Additions for tax positions related to 2015	1.5
Reduction as a result of settlements	(0.5)
Balance at December 31, 2015	$9.0

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2015		2014		2013
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$155,542	39%	$(51,570)	39%	135,720	39%
Benefit of net tax exempt interest income	(51,812)	(13)	(55,862)	43	(36,993)	(11)
Effect of income subject to preferential
tax rate [1]	(10,010)	(3)	(21,909)	18	(137,793)	(40)
Deferred tax asset valuation allowance	(586,159)	(147)	(4,281)	3	(32,990)	(9)
Non-deductible expenses [2]	-	-	178,219	(135)	32,115	9
Difference in tax rates due to multiple
jurisdictions	(11,244)	(3)	(14,178)	10	(12,029)	(3)
Initial adjustment in deferred tax due to
change in tax rate	-	-	20,048	(16)	(197,467)	(57)
Unrecognized tax benefits	-	-	(3,601)	3	(7,727)	(2)
Others	8,511	2	11,413	(9)	5,837	2
Income tax (benefit) expense	$(495,172)	(125)%	$58,279	(44)%	$(251,327)	(72)%